Consolidated Statements of Income - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
INTEREST INCOME
Interest and fees on loans		$ 86,472	$ 84,187	$ 62,888
Interest and fees on loans held for sale		84	160	90
Interest on investment securities:
Taxable		3,572	3,450	3,150
Nontaxable		2,373	2,489	2,439
Other interest-bearing deposits and certificates of deposit in other banks		2,287	1,241	419
Dividends on other investments		563	441	270
Total interest income		95,351	91,968	69,256
Interest on deposits:
Savings, interest checking and money market		18,524	16,796	5,009
Time deposits		11,240	8,886	2,093
Total interest expense on deposits		29,764	25,682	7,102
Interest on federal funds purchased and securities sold under agreements to repurchase		0	115	51
Interest on Federal Home Loan Bank advances		3,095	3,255	1,268
Interest on subordinated notes		3,899	3,774	2,072
Total interest expense on borrowings		6,994	7,144	3,391
Interest expense		36,758	32,826	10,493
Net interest income		58,593	59,142	58,763
Provision for (release of) credit losses on loans	[1]	1,025	2,665	(900)
Provision for (release of) credit losses on unfunded commitments	[1]	2	(325)	0
Total provision for (release of) credit losses on loans and unfunded commitments		1,027	2,340	(900)
Net interest income after provision for (release of) credit losses on loans and unfunded commitments		57,566	56,802	59,663
NON-INTEREST INCOME
Earnings on bank-owned life insurance		1,682	57	58
Gain on sale of mortgage loans, net		896	2,560	2,661
Gains (losses) on other real estate owned, net		883	(4,429)	289
Other		1,700	1,577	1,448
Total non-interest income		14,320	7,536	13,978
Investment securities losses, net		(4)	(11,547)	(14)
NON-INTEREST EXPENSE
Salaries and employee benefits		26,578	28,971	27,058
Occupancy expense, net		3,251	3,247	3,175
Furniture and equipment expense		3,019	3,008	3,054
Processing, network, and bank card expense		5,530	5,151	4,788
Legal, examination, and professional fees		2,608	2,508	1,630
Advertising and promotion		976	1,522	1,529
Postage, printing, and supplies		910	846	878
Other		6,652	7,106	6,426
Total non-interest expense		49,524	52,359	48,538
Income before income taxes		22,358	432	25,089
Income tax expense (benefit)		4,102	(524)	4,338
Net income		$ 18,256	$ 956	$ 20,751
Basic earnings per share (in dollars per share)		$ 2.61	$ 0.14	$ 2.94
Diluted earnings per share (in dollars per share)		$ 2.61	$ 0.14	$ 2.94
Service charges and other fees
NON-INTEREST INCOME
Income from fees		$ 3,301	$ 2,942	$ 3,002
Bank card income and fees
NON-INTEREST INCOME
Income from fees		4,097	4,028	4,083
Wealth management revenue
NON-INTEREST INCOME
Income from fees		1,728	1,385	1,433
Real estate servicing fees, net
NON-INTEREST INCOME
Income from fees		$ 33	$ (584)	$ 1,004

[1]	Prior to adoption of ASU No 2016-13 on January 1, 2023, credit losses were estimated using the incurred loss approach.